INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Movement of Valuation Allowances [Roll Forward]
At the beginning of the year	$ 567	$ 612	$ 722
Changes in prior year tax losses carry forward			(8)
Current year reduction	(19)	(45)	(102)
At the end of the year	$ 548	$ 567	$ 612